Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Hedges of net investment in foreign operations) (Detail) - Hedges of net investment in foreign operations - Derivatives designated as hedging instruments - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	¥ 4,554	¥ (12,854)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	356	920
Gains on sales of subsidiaries and equity method investments and liquidation losses, net | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Gains on sales of subsidiaries and equity method investments and liquidation losses, net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	9,890	(790)
Interest expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Interest expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 7,109	¥ 7,635